Subsequent Events (Details Narrative)	Mar. 25, 2024 CNY (¥)	Jan. 07, 2024 USD ($)	Jan. 07, 2024 CNY (¥)	Aug. 05, 2022 USD ($)	Aug. 05, 2022 CNY (¥)
Subsequent Event [Line Items]
Cost, direct labor				$ 4,931,105	¥ 35,000,000
Construction costs				$ 6,519,991	¥ 46,277,593
Subsequent Event [Member]
Subsequent Event [Line Items]
Cost, direct labor		$ 5,221,922	¥ 37,064,159
Construction costs		$ 7,171,990	¥ 50,905,352
Line of credit	¥ 56,000,000
Line of credit term	2 years